Operating Revenue	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Operating Revenue [Line Items]
OPERATING REVENUE

3       OPERATING REVENUE

Kyivstar generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband Internet services and accessories. Products and services may be sold separately or in bundled packages.

Revenue from contracts with customers

The table below provides a breakdown of revenue from contracts with customers for the year ended December 31:

	Service revenue				Other revenue		Total revenue
	Mobile		Fixed
	2024	2023	2024	2023	2024	2023	2024	2023
Kyivstar	865	859	50	52	4	4	919	915
Total	865	859	50	52	4	4	919	915

Assets and liabilities arising from contracts with customers

The following table provides a breakdown of contract balances and capitalized customer acquisition costs as of December 31:

	2024	2023
Customer acquisition costs	30	38
Connection costs	2	3
Start packages and scratch-cards	1	1
Fixed line connections	1	1
Other assets	2	1
Total assets arising from contracts with customers	36	44

Liabilities arising from contracts with customers consisted of the following as of December 31:

	2024	2023
Deferred revenue	30	23
Advances received from customers	7	7
Total liabilities arising from contracts with customers	37	30

ACCOUNTING POLICIES

Revenue from contracts with customers

Service revenue

Service revenue includes revenue from airtime charges from contract/postpaid and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when Kyivstar’s performance obligation is to arrange the provision of the services by another party (Kyivstar acts as an agent), and gross when Kyivstar is primarily responsible for fulfilling the obligation to provide such services to the customer.

Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is recognized on a straight-line basis over time. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For such tariff plans, revenue is generally recognized on a usage basis.

For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price of each performance obligation. The stand-alone selling price for these services is usually determined with reference to the price charged per service under a pay-as-you-use plan to similar customers.

Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (for example, prepaid contracts), revenue from upfront fees is recognized over the average customer life.

Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.

All service revenue is recognized over time as services are rendered when the Company acts as a principal. Service revenue is recognized net of discounts, returns and value added taxes.

Contract balances

Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.

Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in Note 6. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.

Customer acquisition costs

Certain incremental costs that are incurred in acquiring a contract with a customer (“customer acquisition costs”) and are considered recoverable are deferred in the combined statement of financial position, within ‘Other assets’ (see Note 6) when the related payment obligation is recorded. Such costs generally relate to commissions paid to third-party dealers and they are recognized as expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the average customer life within ‘Selling, general and administrative expenses’.

The Group applies the practical expedient available for customer acquisition costs for which the average customer life would have been shorter than 12 months. Such costs are expensed immediately. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.

SOURCE OF ESTIMATION UNCERTAINTY

Average customer life

Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates which are impacted by customer demographic and the nature and terms of the product (such as mobile and fixed line, prepaid and postpaid). Revenue from fixed lines services represents monthly charges to the Group’s subscribers for access to the fixed telephone lines network and for routing the subscribers’ calls through this network. Such revenue is recognized in the period when the respective service is rendered to subscribers.